United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/06

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 May 15, 2006
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13 Information Table Entry Total:             68
Form 13 Information Table Value Total:             192,588 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN 5	         COLUMN 6       COLUMN 7	   COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL    DISCRETION  MANAGERS      SOLE   SHARED  NONE


3COM CORP CMN		COM	     885535104	512 			100,000	   SH		        SOLE	 	100,000
ACCESS INTEGRATED TECH, COM   	     004329108	643 			50,000 	   SH		        SOLE		50,000
AMERADA HESS CORP. CMN	COM  	     023551104	1,424 			10,000 	   SH			SOLE		10,000
ANGLOGOLD ASHANTI Ltd	COM	     035128206	5,412 			100,000    SH			SOLE		100,000
ARCHER DANIELS MIDLAND  COM	     039483102	1,010 			30,000 	   SH			SOLE		30,000
ASA BERMUDA LIMITED 	COM	     G3156P103	3,250 			50,000 	   SH			SOLE		50,000
AVI BIOPHARMA INC CMN	COM	     002346104	285 			37,500 	   SH			SOLE		37,500
BALLY TOTAL FIT HLDG    COM	     05873K108	468 			50,000 	   SH			SOLE		50,000
BEMA GOLD CORP CMN	COM	     08135F107	7,753 			1,750,000  SH			SOLE		1,700,000
BIRCH MOUNTAIN RES.	COM	     09066X109	74 			10,000 	   SH			SOLE		10,000
BRITESMILE INC CMN	COM	     110415205	128 			116,149    SH			SOLE		116,149
BUILD-A-BEAR WORKSHOP   COM	     120076104	9,195 			300,000    SH			SOLE		300,000
CALLIDUS SOFTWARE INC   COM	     13123E500	89 			20,000 	   SH			SOLE		20,000
CAMECO CORPORATION 	COM	     13321L108	720 			20,000 	   SH			SOLE		20,000
CHEVRON CORPORATION 	COM	     166764100	290 			5,000 	   SH			SOLE		5,000
COMMSCOPE INC 		COM	     203372107	2,978 			104,300    SH			SOLE		104,300
DIGITAL RIVER INC 	COM	     25388B104	8,722 			200,000    SH			SOLE		200,000
DORAL FINANCIAL CORP    COM	     25811P100	3,792 			328,299    SH			SOLE		328,299
E.ON AG SPONSORED ADR   COM	     268780103	366 			10,000 	   SH			SOLE		10,000
ELDORADO GOLD CORP 	COM	     284902103	239 			50,000 	   SH			SOLE		50,000
ESCHELON TELECOM, INC.  COM	     296290109	472 			30,000 	   SH			SOLE		30,000
FOSTER WHEELER LTD 	COM          G36535139	1,183 			25,000 	   SH			SOLE		25,000
FRIENDLY ICE CREAM 	COM	     358497105	152 			20,000 	   SH			SOLE		20,000
GENERAL MOTORS CORP	COM	     370442105	11,685 			549,379    SH			SOLE		549,379
GOLDCORP INC 		COM	     380956409	22,669 			775,000    SH			SOLE		775,000
GOLF GALAXY, INC. 	COM	     381639103	273 			12,500 	   SH			SOLE		12,500
HOUSEVALUES, INC.       COM	     44183Y102	577 			70,000 	   SH			SOLE		70,000
HYTHIAM, INC. 		COM	     44919F104	138 			15,000 	   SH			SOLE		15,000
IBIS TECHNOLOGY CORP 	COM	     450909106	142 			40,000 	   SH			SOLE		40,000
IMERGENT, INC. 		COM	     45247Q100	684 			62,000 	   SH			SOLE		62,000
IONATRON INC 		COM	     462070103	675 			50,000 	   SH			SOLE		50,000
KFX INC 		COM	     48245L107	637 			35,000 	   SH			SOLE		35,000
KOREA ELECTRIC POWER    COM	     500631106	43 			2,000 	   SH			SOLE		2,000
LUMINENT MORTGAGE CAP	COM	     550278303	203 			25,000 	   SH			SOLE		25,000
MARCHEX INC CMN CLASS   COM	     56624R108	1,075 			50,000 	   SH			SOLE		50,000
MEDIS TECHNOLOGIES LTD  COM	     58500P107	2,333 			100,000    SH			SOLE		100,000
METAL MANAGEMENT INC.   COM	     591097209	158 			5,000 	   SH			SOLE		5,000
NAPSTER, INC.       	COM	     630797108	708 			210,000    SH			SOLE		210,000
NAUTILUS INC 		COM	     63910B102	4,426 			296,032    SH			SOLE		296,032
NAVARRE CORP 		COM	     639208107	172 			40,000 	   SH			SOLE		40,000
NETFLIX COM INC 	COM	     64110L106	1,739 			60,000 	   SH			SOLE		60,000
NEW CENTURY FINANCIAL   COM	     6435EV108	12,511 			271,861    SH			SOLE		271,861
NEWMONT MNG CORP HLDNG  COM	     651639106	20,756 			400,000    SH			SOLE		400,000
NOKIA CORP SPON ADR 	COM	     654902204	2,072 			100,000    SH			SOLE		100,000
NOVASTAR FINANCIAL	COM	     669947400	3,759 			112,400    SH			SOLE		112,400
NVE CORP CMN		COM	     629445206	3,444 			215,000    SH			SOLE		215,000
OVERSTOCK.COM INC DEL   COM	     690370101	3,250 			109,000    SH			SOLE		109,000
PACIFIC ETHANOL INC 	COM	     69423U107	43 			2,000 	   SH			SOLE		2,000
PRECISION CASTPARTS     COM	     740189105	594 			10,000 	   SH			SOLE		10,000
PUT/MTG(VMGMJ)@ 50 EXP01/20/2007     552848103	880 			8,000 	   SH			SOLE		8,000
PUT/NFI(NFIUD)@ 20 EXP09/16/2006     669947400	9 			195 	   SH			SOLE		195
PUT/RDN(OQLMJ)@ 50 EXP01/20/2007     750236101	290 			2,000 	   SH			SOLE		2,000
PUT/USU(USUPB)@ 10 EXP04/22/2006     90333E108	6 			500 	   SH			SOLE		500
PUT/WM(VWIMF)@ 30  EXP01/20/2007     939322103	56 			1,603 	   SH			SOLE		1,603
PXRE GROUP LTD CMN	COM	     G73018106	98 			30,000 	   SH			SOLE		30,000
QUICKLOGIC CORPORATION 	COM	     74837P108	287 			50,000 	   SH			SOLE		50,000
SCHLUMBERGER LTD 	COM	     806857108	13,923 			110,000	   SH			SOLE		110,000
SONOSITE INC 		COM	     83568G104	1,118 			27,500 	   SH			SOLE		27,500
STILLWATER MINING CO.	COM	     86074Q102	165 			10,000 	   SH			SOLE		10,000
STREETTRACKS GOLD TR    ETF	     863307104	20,219 			348,000    SH			SOLE		348,000
SULPHCO, INC. 		COM	     865378103	714 			85,000 	   SH			SOLE		85,000
SUNCOR ENERGY INC 	COM	     867229106	3,466 			45,000 	   SH			SOLE		45,000
SUNOPTA INC CMN		COM	     8676EP108	1,335 			155,000    SH			SOLE		155,000
TRI-VALLEY CORPORATION  COM	     895735108	72 			9,000 	   SH			SOLE		9,000
TUT SYSTEMS INC 	COM	     901103101	78 			25,000 	   SH			SOLE		25,000
TWEETER HOME ENT.	COM	     901167106	368 			47,000 	   SH			SOLE		47,000
VYYO INC 		COM	     918458209	145 			20,000 	   SH			SOLE		20,000
WASHINGTON GROUP INT	COM	     938862208	2,181 			38,000 	   SH			SOLE		38,000

